Business Combinations (Puget Energy Only) (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The table below is the statement of fair value of assets acquired and accrued liabilities assumed as of February 6, 2009 measured in accordance with ASC 805.  There were no adjustments subsequent to the merger transaction date.

(Dollars in Thousands)	Amount
Net utility plant	$6,346,032
Other property and investments	151,913
Goodwill	1,656,513
Current assets	1,259,505
Long-term and regulatory assets	2,497,355
Long-term debt	2,490,544
Current liabilities	2,173,079
Long-term liabilities	3,358,000

Schedule of Purchase Price Allocation [Table Text Block]
The following tables present the fair value adjustments to Puget Energy’s balance sheet and recognition of goodwill in accordance with ASC 805:
ASSETS

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Utility plant:
Electric plant	$(2,367,756)
Gas plant	(666,278)
Common plant	(302,015)
Less: Accumulated depreciation and amortization	3,381,095
Net utility plant	45,046
Other property and investments:
Goodwill	1,656,513
Non-utility property	4,250
Total other property and investments	1,660,763
Current assets:
Materials and supplies	13,700
Fuel and gas inventory	(27,561)
Unrealized gain on derivative instruments	3,765
Power contract acquisition adjustment gain	123,975
Deferred income taxes	32,772
Total current assets	146,651
Other long-term and regulatory assets:
Other regulatory assets	145,711
Unrealized gain on derivative instruments	1,359
Regulatory asset related to power contracts	317,800
Power contract acquisition adjustment gain	1,016,225
Other	(17,072)
Total other long-term and regulatory assets	1,464,023
Total assets	$3,316,483
CAPITALIZATION AND LIABILITIES

(Dollars in Thousands)	February 6, 2009 Increase (Decrease)
Capitalization:
Common shareholders’ equity	$1,660,160
Long-term debt	(280,315)
Total capitalization	1,379,845
Current liabilities:
Unrealized loss on derivative instruments	84,603
Current portion of deferred income taxes	171
Power contract acquisition adjustment loss	118,167
Other	42,679
Total current liabilities	245,620
Long-term liabilities and regulatory liabilities:
Deferred income taxes	161,094
Unrealized loss on derivative instruments	50,979
Regulatory liabilities	17,417
Regulatory liabilities related to power contracts	1,140,200
Power contract acquisition adjustment loss	199,633
Other deferred credits	121,695
Total long-term liabilities and regulatory liabilities	1,691,018
Total capitalization and liabilities	$3,316,483